BRIDGE NOTES AND PROMISSORY NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
BRIDGE NOTES AND PROMISSORY NOTES

8) BRIDGE NOTES AND PROMISSORY NOTES

Bridge Notes Financing

On September 24, 2024, the Company entered into a purchase agreement with certain purchasers for the private placement of $3.9 million of convertible notes (the “Bridge Notes”). The interest rate on the Bridge Notes was 12% per year, payable quarterly in arrears. At the Company’s election, it may pay interest either in cash or in-kind by increasing the outstanding principal amount of the Bridge Notes. The Bridge Notes were to mature on the one-year anniversary of the date of their issuance, unless earlier converted or repurchased. The Company did not have the option to redeem any of the Bridge Notes prior to maturity. The Bridge Notes financing closed on September 24, 2024.

The only conversion event for the Bridge Notes was upon stockholder approval at the Company’s annual meeting of stockholders on October 29, 2024 (the “2024 Annual Meeting”), in which case, 100% of the principal amount of the Bridge Notes plus all accrued and unpaid interest thereon, and interest that would have accrued on the principal amount through December 24, 2024, would automatically convert into shares of the Company’s common stock at a conversion price of $7.50. Otherwise, the Bridge Notes could only be paid in cash upon maturity.

The Company was required to bifurcate the conversion feature from the Bridge Notes and record it as a derivative liability at its fair value. The Company determined the fair value of the derivative liability by taking the difference between the fair value of the Bridge Notes with the conversion feature and without the conversion feature, which resulted in the Company recording a $5.5 million derivative liability, with a corresponding $3.9 million reduction in the carrying value of the Bridge Notes recorded as a debt discount and a $1.6 million charge to expense for the incremental fair value of the derivative liability as of September 24, 2024. The debt discount was amortized as a component of interest expense.

At September 30, 2024, the Company remeasured the fair value of the Bridge Notes derivative liability and recorded a reduction in the liability of $0.6 million. The corresponding credit of $0.6 million is recorded as a component of the fair value adjustments to Bridge Notes derivative liability on the accompanying condensed consolidated statement of operations for the three and nine months ended September 30, 2024, which also includes the $1.6 million incremental expense noted above.

On October 29, 2024, all of the Bridge Notes were converted to common stock as part of the September 2024 Transactions (as defined in Note 12) that the Company’s stockholders approved at the 2024 Annual Meeting, and as of September 30, 2025, there is no liability remaining on the Bridge Notes.

Promissory Notes

On March 11, 2025, the Company received $1.5 million for the issuance of a promissory note in the principal amount of $1.5 million to Charles Cherington, and on March 21, 2025 the Company received $0.8 million for the issuance of a second promissory note in the principal amount of $0.8 million to Mr. Cherington. The promissory notes had a maturity date of the earlier of (I) June 15, 2025 or (ii) upon the Company receiving $5.0 million in gross proceeds from a subsequent capital raise. Each of the promissory notes accrued interest at a rate of 5.0% per annum, payable at maturity.

As a result of completing the private placement during the second quarter of 2025 discussed in Note 12, the Company offset the outstanding principal plus accrued interest on the notes in full in the aggregate amount of $2.3 million with the receivable due to the Company from Mr. Cherington for his purchase of shares in the private placement, and as of September 30, 2025, there were no outstanding balances on the notes.

6)	Debt and Equity Financings

Promissory Notes

On December 8, 2023, the Company received $1.5 million in exchange for the issuance of 6% promissory note with an aggregate principal amount of $1.5 million to an investor. The promissory note was to mature on January 8, 2024, and interest accrued at a rate of 6.0% per annum, payable at maturity. On December 14, 2023, the Company repaid the $1.5 million of principal and $1,500 of accrued interest due under the promissory note. There are no further obligations under the promissory note.

On March 11, 2025, the Company received $1.5 million in exchange for the issuance of a promissory note with an aggregate principal amount of $1.5 million to an investor. See Note 19 for more information on this subsequent event.

Convertible Notes Financings

On July 14, 2023, the Company received $8.7 million from a private placement in which the Company issued $8.7 million in aggregate principal amount of convertible notes (the “July 2023 Convertible Notes”) and warrants to purchase an aggregate of approximately 0.4 million shares of its common stock (the “July 2023 Warrants”). The Company recognized approximately $0.2 million in fees associated with the transaction.

On December 14, 2023, the Company entered into a purchase agreement with certain purchasers for the private placement of $9.2 million of convertible notes (the “December 2023 Convertible Notes” and together with the July 2023 Convertible Notes, the “Convertible Notes”) and warrants to purchase an aggregate of approximately 0.6 million shares of the Company’s common stock (the “December 2023 Warrants” and together with the July 2023 Warrants, the “Note Warrants”).

There were two closings under the December 14, 2023 purchase agreement – one on December 15, 2023 and the second on January 11, 2024. At the first closing, the Company received $7.8 million and issued $7.8 million of December 2023 Convertible Notes and December 2023 Warrants to purchase approximately 0.5 million shares of its common stock. At the second closing, the Company received $1.4 million and issued $1.4 million of December 2023 Convertible Notes and December 2023 Warrants to purchase approximately 0.1 million shares of its common stock.

See Note 16 for more information on the Note Warrants.

The interest rates for the July 2023 Convertible Notes and the December 2023 Convertible Notes were 6% per year and 12% per year, respectively, both of which were payable quarterly in arrears. At the Company’s election, it may pay interest either in cash or in-kind by increasing the outstanding principal amount of the Convertible Notes. The Convertible Notes were to mature on the five-year anniversary of the date of their issuance, unless earlier converted or repurchased. The Company did not have the option to redeem any of the Convertible Notes prior to maturity.

The Company recognized approximately $2.8 million and $0.6 million in interest expense for the years ended December 31, 2024 and 2023 for the Convertible Notes, respectively, which includes both the amortization of debt issuance costs and interest recognized on the Convertible Notes as follows (in thousands):

	Year ended December 31,
	2024	2023
Interest	$1,399	$291
Debt issuance costs	1,372	303
Total interest expense	$2,771	$594

The $1.4 million and $0.3 million in interest for the years ended December 31, 2024 and 2023, respectively, were paid in-kind and added to the principal of the Convertible Notes, which became part of the Exchange Transactions discussed below.

At the option of the holders, the Convertible Notes may be converted into shares of the Company’s common stock at an initial conversion price of, with respect to the July 2023 Convertible Notes, $42.90 per share and, with respect to the December 2023 Convertible Notes, $28.79 per share, subject to customary adjustments for stock splits, stock dividends, recapitalization and the like.

In connection with the issuance of the December 2023 Convertible Notes, the Company agreed to reduce the exercise price of the warrants the Company issued in a private placement in December 2022 (the “December 2022 Warrants”) (see Note 16) to purchase an aggregate of approximately 0.3 million shares of the Company’s common stock from $49.20 to $21.45 per share and of the July 2023 Warrants from $39.15 to $21.45 per share. The effect of the reduction of the exercise price of these warrants was approximately $1.6 million and measured as the excess of the fair value of the modified instruments over the fair value of the instruments immediately before they were modified. The change in the fair value of the repriced warrants was considered an issuance cost to the December 2023 Convertible Notes and December 2023 Warrants. As such, the $1.6 million was allocated to each of those respective instruments based on their relative fair values, or approximately $0.8 million to each of the December 2023 Convertible Notes and December 2023 Warrants.

The Company determined that there were no embedded derivatives within the Convertible Notes that required bifurcation from the host agreement. The Company allocated the gross proceeds received, the fees incurred, and as applicable, the impact of repricing the warrants discussed above, over the July 2023 Convertible Notes and July 2023 Warrants and over the December 2023 Convertible Notes and December 2023 Warrants, as applicable, based on their relative fair values as follows (in thousands):

			Allocation of Proceeds and Costs:		Allocation of
	Relative Fair Value	Allocation Percentage	Proceeds	Costs	Proceeds, Net
July 2023 Convertible Notes	$8,715	39.94%	$3,481	$(80)	$3,401
July 2023 Warrants	13,103	60.06%	5,234	(121)	5,113
	$21,818	100.00%	$8,715	$(201)	$8,514

			Allocation of Proceeds and Costs:			Allocation of
December 2023 Closing	Relative Fair Value	Allocation Percentage	Proceeds	Costs	Warrant Repricing	Proceeds, Net
December 2023 Convertible Notes	$9,059	48.83%	$3,803	$(81)	$(766)	$2,956
December 2023 Warrants	9,495	51.17%	3,985	(85)	(802)	3,098
	$18,554	100.00%	$7,788	$(166)	$(1,568)	$6,054

			Allocation of Proceeds and Costs:		Allocation of
January 2024 Closing	Relative Fair Value	Allocation Percentage	Proceeds	Costs	Proceeds, Net
December 2023 Convertible Notes	$1,750	46.24%	$650	$(31)	$619
December 2023 Warrants	2,035	53.76%	755	(35)	720
	$3,785	100.00%	$1,405	$(66)	$1,339

The Company estimated the fair values of the Convertible Notes as of July 14, 2023, December 15, 2023 and January 11, 2024 based off a valuation performed by a third-party specialist using a binomial tree model and the following assumptions:

	Date	Stock Price	Credit Spread	Volatility	Risk-Free Rate
July 2023 Convertible Notes	7/14/2023	$42.15	2,500	108%	4.60%
December 2023 Convertible Notes	12/15/2023	$22.65	2,000	109%	3.90%
December 2023 Convertible Notes	1/11/2024	$26.25	2,000	109%	3.90%

The fair value of the Note Warrants, all of which qualified for equity classification, was determined using the Black-Scholes pricing model as of each of July 14, 2023, December 15, 2023 and January 11, 2024 using the following assumptions:

	Date	Stock Price	Exercise Price	Expected Life	Volatility	Dividend	Risk-Free Rate
July 2023 warrants	7/14/2023	$39.15	$39.15	5 years	98%	0.00%	4.04%
December 2023 warrants	12/15/2023	$22.64	$21.45	5 years	101%	0.00%	3.91%
December 2023 warrants	1/11/2024	$26.25	$21.45	5 years	102%	0.00%	3.90%

The amount of proceeds allocated to the Note Warrants resulted in a corresponding reduction in the carrying value of the respective convertible notes as a debt discount, which is amortized with the debt issuance costs as a component of interest expense based on the effective interest rate method over the contractual terms of the convertible notes.

On October 29, 2024, all of the Convertible Notes were exchanged for common stock pursuant to the Exchange Transactions (as discussed further below) and as part of the September 2024 Transactions (as defined below) that the Company’s stockholders approved at the Company’s annual meeting of stockholders on October 29, 2024 (the “Annual Meeting). As of December 31, 2024, there were no Convertible Notes outstanding.

Bridge Notes Financing

On September 24, 2024, the Company entered into a purchase agreement with certain purchasers for the private placement of $3.9 million of convertible notes (the “Bridge Notes”). The interest rate on the Bridge Notes was 12% per year, payable quarterly in arrears. At the Company’s election, it may pay interest either in cash or in-kind by increasing the outstanding principal amount of the Bridge Notes. The Bridge Notes were to mature on the one-year anniversary of the date of their issuance, unless earlier converted or repurchased. The Company did not have the option to redeem any of the Bridge Notes prior to maturity. The Bridge Notes financing closed on September 24, 2024.

The only conversion event for the Bridge Notes was upon stockholder approval at the Annual Meeting, in which case, 100% of the principal amount of the Bridge Notes plus all accrued and unpaid interest thereon, and interest that would have accrued on the principal amount through December 24, 2024, would automatically convert into shares of the Company’s common stock at a conversion price of $7.50. Otherwise, the Bridge Notes could only be paid in cash upon maturity.

The Company was required to bifurcate the conversion feature from the Bridge Notes and record it as a derivative liability at its fair value. The Company determined the fair value of the derivative liability by taking the difference between the fair value of the Bridge Notes with the conversion feature and without the conversion feature, which resulted in the Company recording a $5.5 million derivative liability, with a corresponding $3.9 million reduction in the carrying value of the Bridge Notes recorded as a debt discount and a $1.6 million charge to expense for the incremental fair value of the derivative liability as of September 24, 2024. The debt discount was amortized as a component of interest expense.

The Company remeasured the fair value of the Bridge Notes derivative liability at each reporting period and recorded a reduction in the liability of $0.2 million for the year ended December 31, 2024.

On October 29, 2024, all of the Bridge Notes were converted to common stock as part of the September 2024 Transactions (as defined below) that the Company’s stockholders approved at the Annual Meeting.

The Company recognized $3.9 million in interest expense for the year ended December 31, 2024 for the Bridge Notes, which includes both the acceleration of the amortized debt issuance costs as a result of the conversion of the Bridge Notes to common stock and interest recognized on the Bridge notes as follows (in thousands):

Year ended December 31,
2024
Interest	$45
Debt issuance costs	3,887
Total interest expense	$3,932

There was no interest expense recognized on the Bridge Notes for the year ended December 31, 2023. The interest recognized on the Bridge Notes of less than $0.1 million was paid in-kind and added to the principal of the Bridge Notes as part of the conversion to common stock that occurred in October 2024. As of December 31, 2024, there were no Bridge Notes outstanding.

Exchange Transaction

On September 24, 2024, the Company entered into exchange agreements (the “Exchange Agreements”) with the holders of (i) warrants to purchase an aggregate of approximately 0.3 million shares of our common stock the Company issued in December 2022 with an exercise price of $21.45 per share (the “December 2022 Warrants”); (ii) the Note Warrants (and when combined with the December 2022 Warrants, the “Exchanged Warrants”); and (iii) the Convertible Notes. The parties to the Exchange Agreements represented the holders of all the outstanding Convertible Notes and all the outstanding Exchanged Warrants described above except for a December 2022 Warrant to purchase approximately 9,000 shares of our common stock.

Subject to approval by the Company’s stockholders at the Annual Meeting, under the Exchange Agreements (i) the holders of the Exchanged Warrants agreed to exchange all their warrants for shares of the Company’s common stock at an exchange ratio of 0.5 of a share of common stock for every one share of common stock issuable upon exercise of the applicable warrant (rounded up to the nearest whole number), and (ii) the holders of the Convertible Notes agreed to exchange all their Convertible Notes for shares of the Company’s common stock at an exchange ratio equal to (A) the sum expressed in U.S. dollars of (1) the principal amount of the applicable Convertible Note, plus (2) all accrued and unpaid interest thereon through the date the applicable Convertible Note is exchanged plus (3) all interest that would have accrued through, but not including, the maturity date of applicable Convertible Note if it was outstanding from the date such Convertible Note is exchanged through its maturity date (the sum of (A) totaling approximately $28.4 million), divided by (B) $15.00 (rounded up to the nearest whole number) (the “Exchange Transactions”).

The Company determined that the modifications to the Convertible Notes at September 24, 2024 should be accounted for as an extinguishment of debt because there was at least a 10% change in the cash flows of the modified debt instrument compared to the carrying amount of the original debt instrument, and as such, the difference between the reacquisition price (which includes any premium) and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) should be recognized as a gain or loss when the debt is extinguished.

As of September 24, 2024, prior to entering into the Exchange Agreements, there was approximately $10.1 million of net carrying amount of the Convertible Notes, which was comprised of $19.4 million of principal and accrued interest through such date, offset by approximately $9.3 million of unamortized debt issuance costs. The fair value of the Convertible Notes was $32.0 million and was determined by multiplying approximately 1,890,000 shares the Company would be issuing on October 29, 2024 by the closing stock price of $16.95 per share on September 24, 2024. The difference between the reacquisition price and the net carrying amount of the Convertible Notes being extinguished was approximately $21.9 million. Accordingly, the Company increased the carrying value of the reacquired Convertible Notes to $32.0 million and recognized a loss on extinguishment of debt of approximately $21.9 million. As discussed further below, upon conversion of the Convertible Notes to shares of common stock on October 29, 2024, the Company recorded $1.0 million in income for the change in fair value of the shares of common stock being issued.

Because shareholder approval was required for the Exchange Transactions to occur, the Company determined that the modifications to the Exchanged Warrants resulted in a change in classification from equity to liability. A provision that requires shareholder approval precludes equity classification because such approval is not an input into a fixed-for-fixed valuation model. As a result, the Company recorded the Exchanged Warrants at fair value as of September 24, 2024 by taking the number of shares of common stock issuable from the exchanged warrants multiplied by the closing stock price of $16.95 and reclassifying approximately $11.2 million from equity to warrant liabilities. The Company then marked-to-market the Exchanged Warrants at each reporting period by taking the same quantity of shares multiplied by the closing stock price on such date and for the year ended December 31, 2024, recognized a reduction to the warrant liabilities of $0.3 million.

Equity Financing

On September 24, 2024, the Company entered into a securities purchase agreement (the “SPA”) with certain accredited investors to sell in a private placement an aggregate of approximately 101,000 shares of the Company’s common stock (or, in lieu thereof, pre-funded warrants to purchase one share of our common stock) for a purchase price of $11.25 per share of common stock and $11.175 per pre-funded warrant (the “Common Stock Private Placement” and together with the Bridge Notes and the Exchange Transactions, the “September 2024 Transactions”). The closing of the Common Stock Private Placement was conditioned upon receiving stockholder approval at the Annual Meeting.

The SPA represented a forward sale contract obligating the Company to sell a fixed number of shares of its common stock at a fixed price per share upon obtaining shareholder approval at the Annual Meeting. The Company measured the fair value of the forward sale contract as the difference between (A) the fair value of the expected shares to be purchased by the investors as of the date the Company entered into the SPA and (B) the purchase price of the shares and recorded approximately $0.6 million to additional paid-in capital as of September 24, 2024. Because of the concurrent execution of the SPA and the Exchange Agreements, and because the investors in the SPA are also parties to the Exchange Transactions, the $0.6 million was added to the $21.9 million loss on extinguishment of debt discussed above for a total loss of $22.4 million during the year ended December 31, 2024.

On October 29, 2024, the Company held its Annual Meeting, the Company’s stockholders approved the September 2024 Transactions, and as a result, the following occurred on October 29, 2024:

●	Under the Common Stock Private Placement, the Company issued approximately 93,000 shares of common stock and pre-funded warrants to purchase approximately 8,000 shares of common stock and received approximately $1.1 million in gross proceeds from the issuance of such securities. The pre-funded warrants have an exercise price of $0.075 per share, are exercisable at any time and will not expire until exercised in full.

●	Under the Bridge Notes, approximately $3.0 million of the principal amount of the Bridge Notes plus all accrued and unpaid interest thereon, plus such amount of interest that would have accrued on the principal amount through December 24, 2024, was automatically converted at a conversion price of $7.50 into approximately 416,000 shares of the Company’s common stock and approximately $0.9 million of the principal amount of the Bridge Notes plus all accrued and unpaid interest thereon, plus such amount of interest that would have accrued on the principal amount through December 24, 2024, was automatically converted at a conversion price of $7.50 into pre-funded warrants to purchase approximately 118,000 shares of common stock. The pre-funded warrants have an exercise price of $0.075 per share, are exercisable at any time and will not expire until exercised in full. As of October 29, 2024, there were no Bridge Notes outstanding.

●	Under the Exchange Transactions, (i) the holders of the Exchanged Warrants exchanged approximately 1,327,000 warrants for approximately 663,000 shares of the Company’s common stock, and (ii) the holders of the Convertible Notes exchanged all their Convertible Notes for approximately 1,890,000 shares of our common stock for a total of 2,553,000 shares of our common stock under the Exchange Transactions. As of October 29, 2024, there were no Convertible Notes outstanding.